Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 78	$ 152	$ 234
Cost of revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	7	15	31
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	8	17	48
Selling and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		71	137
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 63	$ 49	$ 18